Note 20 - Parent Company (Details) - Condensed Statement of Income and Comprehensive Income - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
INCOME
Total income									$ 28,595	$ 27,874	$ 28,178
EXPENSES
Interest expense	$ 988	$ 959	$ 990	$ 883	$ 1,005	$ 999	$ 1,033	$ 1,033	3,820	4,070	5,250
Income before income tax benefit	2,048	2,526	1,821	2,032	2,438	2,447	2,025	2,262	8,427	9,172	9,007
Income tax benefit	298	544	316	404	550	529	414	499	1,562	1,992	1,979
NET INCOME	$ 1,750	$ 1,982	$ 1,505	$ 1,628	$ 1,888	$ 1,918	$ 1,611	$ 1,763	6,865	7,180	7,028
Comprehensive Income (Loss)									6,712	11,965	(600)
Parent Company [Member]
INCOME
Dividends from subsidiary bank									4,023	3,142	2,198
Other									19	8	5
Total income									4,042	3,150	2,203
EXPENSES
Interest expense									290	304	361
Other									860	816	475
Total expenses									1,150	1,120	836
Income before income tax benefit									2,892	2,030	1,367
Income tax benefit									(386)	(378)	(283)
Income before equity in undistributed net income of subsidiaries									3,278	2,408	1,650
Equity in undistributed net income of subsidiaries									3,587	4,772	5,378
NET INCOME									6,865	7,180	7,028
Comprehensive Income (Loss)									$ 6,712	$ 11,965	$ (600)